U.S. SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20594
                      FORM 24F-2
         ANNUAL NOTICE OF SECURITIES SOLD
              PURSUANT TO RULE 24F-2
READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

PLEASE PRINT OR TYPE.
1. NAME AND ADDRESS OF ISSUER:

 Washington Mutual Investors Fund, Inc.
 1101 Vermont Avenue, N.W.
 Washington, DC 20005

2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:

 Washington Mutual Investors Fund

3. INVESTMENT COMPANY ACT FILE NUMBER: 811-604
   SECURITIES ACT FILE NUMBER:  2-11051

4. LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:
   April 30, 1997
5. CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S 24F-2
DECLARATION:
           [   ]

6. DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24F-2(A)(1), IF APPLICABLE (SEE INSTRUCTION A.6):
 N/A

7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24F-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL YEAR:
 N/A

 8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24F-2:
 N/A

9. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:

 215,746,819 shares $5,452,153,410

10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:
 215,746,819 shares $5,452,153,410

11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.7):

 67,871,052 shares $1,671,649,379

12. CALCULATION OR REGISTRATION FEE:
(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10): $5,452,153,410

(ii) Aggregate price of shares issued in connection
  with dividend  reinvestment plans (from Item 11,
  if applicable):                                       +1,671,649,379

(iii) Aggregate price of shares redeemed or repurchased
  during  the fiscal year (if applicable):              -2,605,406,690
 (iv) Aggregate price of shares redeemed or repurchased
  and previously applied as a reduction to filing fees
  pursuant to rule 24e-2 (if applicable):               +          N/A

 (v) Net aggregate price of securities sold and issued
  during the fiscal year in reliance on rule 24f-2
  [line (i), plus line (ii), less line (iii), plus line (iv)]
  (if applicable)                                       $4,518,396,099

 (vi) Multiplier prescribed by Section 6(b) of the Securities
  Act of 1933 or other applicable law or regulation
  (see Instruction C.6):     x       1/3300
 (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:$1,369,210.94

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
           [  X  ]
 Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

  Date June 3, 1997
                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
 By (Signature and Title)* /s/ Howard L. Kitzmiller
                        Name Howard L. Kitzmiller
         Title Senior Vice President, Asst Treasurer and Secretary

Date June 4, 1997

   * Please print the name and title of the signing officer below the signature.